Costs and expenses by nature - Cost of goods sold and services (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Materials and services	$ 1,007	$ 855	$ 1,816	$ 1,534
Freight	999	1,175	1,681	2,002
Maintenance	954	806	1,766	1,433
Depreciation, depletion and amortization	737	777	1,350	1,422
Acquisition of products	547	674	1,082	1,135
Personnel	466	457	923	838
Fuel oil and gas	425	353	810	637
Royalties	320	279	552	488
Energy	185	180	352	332
Others	300	394	557	751
Total	5,940	5,950	10,889	10,572
Cost of goods sold	5,805	5,800	10,632	10,289
Cost of services rendered	135	150	257	283
Total	$ 5,940	$ 5,950	$ 10,889	$ 10,572